VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
VIE Disclosures
Trading assets	SFr 130,505	SFr 157,139	SFr 157,338
Net loans	299,844	304,188	291,908
Other assets	42,171	48,902	39,637
Assets	796,799	851,395	805,822
Maximum exposure to loss	43,414		38,379
Non-consolidated VIE assets	361,695		296,498
Other liabilities	29,071	31,703	31,434
Liabilities	752,924	SFr 806,511	762,881
Collateralized debt or loan obligations
VIE Disclosures
Maximum exposure to loss	1,532		852
Non-consolidated VIE assets	11,001		8,553
CP Conduit
VIE Disclosures
Maximum exposure to loss	5,966		5,538
Non-consolidated VIE assets	12,544		11,148
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	7,887		7,329
Non-consolidated VIE assets	106,170		127,785
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	3,868		3,199
Non-consolidated VIE assets	163,757		89,686
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	13,568		11,235
Non-consolidated VIE assets	37,131		26,186
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	10,593		10,226
Non-consolidated VIE assets	31,092		33,140
Non-consolidated VIEs
VIE Disclosures
Trading assets	13,612		14,546
Net loans	14,466		11,357
Other assets	1,032		468
Assets	29,110		26,371
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	257		250
Net loans	631		357
Other assets	7		2
Assets	895		609
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0		0
Net loans	547		371
Other assets	0		0
Assets	547		371
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,480		4,500
Net loans	365		734
Other assets	302		3
Assets	5,147		5,237
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	921		1,113
Net loans	2,770		1,967
Other assets	177		119
Assets	3,868		3,199
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	24		66
Net loans	8,778		6,989
Other assets	0		0
Assets	8,802		7,055
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	7,930		8,617
Net loans	1,375		939
Other assets	546		344
Assets	9,851		9,900
Bank
VIE Disclosures
Trading assets	130,684		157,511
Net loans	308,159		300,341
Other assets	38,779		36,574
Assets	800,120		809,688
Other liabilities	27,935		30,340
Liabilities	750,828		762,629
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	13,611		14,546
Net loans	14,466		11,357
Other assets	1,029		459
Assets	29,106		26,362
Maximum exposure to loss	43,410		38,370
Non-consolidated VIE assets	355,222		287,049
Bank | Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	257		250
Net loans	631		357
Other assets	7		2
Assets	895		609
Maximum exposure to loss	1,532		852
Non-consolidated VIE assets	11,001		8,553
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0		0
Net loans	547		371
Other assets	0		0
Assets	547		371
Maximum exposure to loss	5,966		5,538
Non-consolidated VIE assets	12,544		11,148
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,480		4,500
Net loans	365		734
Other assets	302		3
Assets	5,147		5,237
Maximum exposure to loss	7,887		7,329
Non-consolidated VIE assets	106,170		127,785
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	920		1,113
Net loans	2,770		1,967
Other assets	174		110
Assets	3,864		3,190
Maximum exposure to loss	3,864		3,190
Non-consolidated VIE assets	162,600		87,618
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	24		66
Net loans	8,778		6,989
Other assets	0		0
Assets	8,802		7,055
Maximum exposure to loss	13,568		11,235
Non-consolidated VIE assets	37,131		26,186
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	7,930		8,617
Net loans	1,375		939
Other assets	546		344
Assets	9,851		9,900
Maximum exposure to loss	10,593		10,226
Non-consolidated VIE assets	SFr 25,776		SFr 25,759